UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
May 31, 2020
MFS®  Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
MEG-SEM

MFS® Growth Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year.
Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
July 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	9.3%
Amazon.com, Inc.	7.4%
Adobe Systems, Inc.	4.5%
Alphabet, Inc., “A”	4.2%
Visa, Inc., “A”	3.9%
MasterCard, Inc., “A”	3.5%
Facebook, Inc., “A”	2.4%
Salesforce.com, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.0%
Fiserv, Inc.	1.9%

GICS equity sectors (g)
Information Technology	40.1%
Communication Services	14.7%
Health Care	14.1%
Consumer Discretionary	11.4%
Industrials	6.5%
Financials	4.0%
Consumer Staples	2.7%
Materials	2.3%
Real Estate	2.0%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of May 31, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, December 1, 2019 through May 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2019 through May 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/19	Ending Account Value 5/31/20	Expenses Paid During Period (p) 12/01/19-5/31/20
A	Actual	0.87%	$1,000.00	$1,088.04	$4.54
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.62%	$1,000.00	$1,083.96	$8.44
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17
C	Actual	1.63%	$1,000.00	$1,083.89	$8.49
	Hypothetical (h)	1.63%	$1,000.00	$1,016.85	$8.22
I	Actual	0.62%	$1,000.00	$1,089.38	$3.24
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
R1	Actual	1.63%	$1,000.00	$1,083.90	$8.49
	Hypothetical (h)	1.63%	$1,000.00	$1,016.85	$8.22
R2	Actual	1.13%	$1,000.00	$1,086.66	$5.89
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
R3	Actual	0.88%	$1,000.00	$1,087.99	$4.59
	Hypothetical (h)	0.88%	$1,000.00	$1,020.60	$4.45
R4	Actual	0.62%	$1,000.00	$1,089.42	$3.24
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
R6	Actual	0.54%	$1,000.00	$1,089.87	$2.82
	Hypothetical (h)	0.54%	$1,000.00	$1,022.30	$2.73
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	1,839,058	$ 181,294,338
Biotechnology – 2.5%
Alnylam Pharmaceuticals, Inc. (a)	435,228	$ 58,873,292
Illumina, Inc. (a)	618,991	224,724,682
Seattle Genetics, Inc. (a)	579,016	91,027,105
Vertex Pharmaceuticals, Inc. (a)	1,260,150	362,872,794
		$737,497,873
Broadcasting – 1.9%
Netflix, Inc. (a)	1,347,408	$ 565,547,560
Brokerage & Asset Managers – 1.6%
IHS Markit Ltd.	2,348,570	$ 163,131,672
Intercontinental Exchange, Inc.	3,260,436	317,077,401
		$480,209,073
Business Services – 11.6%
Clarivate Analytics PLC (a)	7,931,165	$ 181,544,367
CoStar Group, Inc. (a)	221,862	145,718,962
Equifax, Inc.	411,426	63,178,577
Fidelity National Information Services, Inc.	3,927,074	545,195,683
Fiserv, Inc. (a)	5,428,891	579,642,692
Global Payments, Inc.	2,908,284	522,007,895
MSCI, Inc.	1,382,234	454,547,651
PayPal Holdings, Inc. (a)	3,088,634	478,769,156
Verisk Analytics, Inc., “A”	2,945,743	508,670,901
		$3,479,275,884
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	886,703	$ 482,366,432
Computer Software – 19.3%
Adobe Systems, Inc. (a)	3,488,926	$ 1,348,818,791
Atlassian Corp. PLC, “A” (a)	434,592	80,529,898
Black Knight, Inc. (a)	969,565	74,637,114
Cadence Design Systems, Inc. (a)	3,030,085	276,616,460
Intuit, Inc.	1,867,549	542,186,826
Microsoft Corp.	15,251,285	2,794,797,976
Salesforce.com, Inc. (a)	3,579,027	625,578,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Synopsys, Inc. (a)	455,242	$ 82,357,830
		$5,825,523,024
Computer Software - Systems – 4.0%
Apple, Inc.	1,774,987	$ 564,339,367
ServiceNow, Inc. (a)	600,785	233,062,525
Square, Inc., “A” (a)	2,421,540	196,338,463
TransUnion	2,351,959	202,950,542
		$1,196,690,897
Construction – 2.3%
Sherwin-Williams Co.	683,209	$ 405,723,665
Vulcan Materials Co.	2,743,882	297,217,298
		$702,940,963
Consumer Products – 2.2%
Colgate-Palmolive Co.	6,175,347	$ 446,662,848
Estee Lauder Cos., Inc., “A”	1,071,795	211,647,359
		$658,310,207
Electrical Equipment – 0.9%
AMETEK, Inc.	2,002,064	$ 183,609,290
Amphenol Corp., “A”	925,781	89,393,413
		$273,002,703
Electronics – 2.2%
Applied Materials, Inc.	1,066,283	$ 59,903,779
ASML Holding N.V.	147,790	48,698,283
Lam Research Corp.	226,043	61,861,188
NVIDIA Corp.	1,422,511	505,019,855
		$675,483,105
General Merchandise – 0.8%
Dollar General Corp.	1,254,490	$ 240,247,380
Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	538,445	$ 164,144,958
Insurance – 1.4%
AON PLC	2,138,349	$ 421,147,836
Internet – 9.0%
Alibaba Group Holding Ltd., ADR (a)	957,332	$ 198,541,083
Alphabet, Inc., “A” (a)	885,237	1,269,004,944
Alphabet, Inc., “C” (a)	284,440	406,442,005
Facebook, Inc., “A” (a)	3,157,062	710,623,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Match Group, Inc. (a)(l)	357,637	$ 31,843,998
Spotify Technology S.A. (a)	451,249	81,644,482
		$2,698,099,598
Leisure & Toys – 2.9%
Activision Blizzard, Inc.	3,888,030	$ 279,860,400
Electronic Arts, Inc. (a)	3,434,898	422,080,266
Take-Two Interactive Software, Inc. (a)	1,217,147	165,738,907
		$867,679,573
Machinery & Tools – 1.1%
Roper Technologies, Inc.	851,915	$ 335,484,127
Medical Equipment – 8.2%
Abbott Laboratories	2,950,269	$ 280,039,533
Becton, Dickinson and Co.	774,529	191,254,446
Boston Scientific Corp. (a)	9,171,027	348,407,316
Danaher Corp.	3,316,201	552,512,249
Edwards Lifesciences Corp. (a)	801,457	180,103,417
Medtronic PLC	2,456,027	242,115,142
STERIS PLC	367,031	60,886,772
Thermo Fisher Scientific, Inc.	1,764,283	616,069,981
		$2,471,388,856
Network & Telecom – 0.6%
Equinix, Inc., REIT	275,382	$ 192,114,745
Other Banks & Diversified Financials – 7.4%
Mastercard, Inc., “A”	3,498,230	$ 1,052,582,425
Visa, Inc., “A”	5,996,152	1,170,688,716
		$2,223,271,141
Pharmaceuticals – 2.9%
Eli Lilly & Co.	906,239	$ 138,609,255
Merck & Co., Inc.	3,430,643	276,921,503
Zoetis, Inc.	3,222,932	449,244,491
		$864,775,249
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	669,435	$ 167,124,448
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	159,220	$ 159,842,550
Starbucks Corp.	452,426	35,284,704
		$195,127,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 9.7%
Amazon.com, Inc. (a)	917,941	$ 2,241,951,560
Costco Wholesale Corp.	526,443	162,391,872
Lululemon Athletica, Inc. (a)	471,590	141,521,801
Ross Stores, Inc.	2,560,766	248,291,871
Shopify, Inc. (a)	180,712	136,943,554
		$2,931,100,658
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	1,618,446	$ 417,834,204
Total Common Stocks (Identified Cost, $14,804,641,680)		$29,447,682,086
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.19% (v) (Identified Cost, $1,051,502,391)	1,051,484,920	$ 1,051,590,069
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.17% (j) (Identified Cost, $15,812,462)	15,812,462	$ 15,812,462
Other Assets, Less Liabilities – (1.3)%		(399,128,318)
Net Assets – 100.0%		$30,115,956,299

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,051,590,069 and $29,463,494,548, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $15,514,508 of securities on loan (identified cost, $14,820,454,142)	$29,463,494,548
Investments in affiliated issuers, at value (identified cost, $1,051,502,391)	1,051,590,069
Receivables for
Fund shares sold	132,567,154
Interest and dividends	14,242,643
Other assets	48,337
Total assets	$30,661,942,751
Liabilities
Payable to custodian	$9,239
Payables for
Investments purchased	486,150,397
Fund shares reacquired	34,486,732
Collateral for securities loaned, at value	15,812,462
Payable to affiliates
Investment adviser	1,698,315
Administrative services fee	6,580
Shareholder servicing costs	7,360,679
Distribution and service fees	288,141
Payable for independent Trustees' compensation	4,325
Accrued expenses and other liabilities	169,582
Total liabilities	$545,986,452
Net assets	$30,115,956,299
Net assets consist of
Paid-in capital	$14,926,032,208
Total distributable earnings (loss)	15,189,924,091
Net assets	$30,115,956,299
Shares of beneficial interest outstanding	229,497,993

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,144,464,400	56,526,594	$126.39
Class B	138,913,287	1,396,003	99.51
Class C	732,760,848	7,425,515	98.68
Class I	8,329,327,608	61,583,824	135.25
Class R1	25,811,667	260,561	99.06
Class R2	168,054,634	1,417,086	118.59
Class R3	896,217,796	7,128,701	125.72
Class R4	1,536,951,749	11,695,388	131.42
Class R6	11,143,454,310	82,064,321	135.79

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $134.10 [100 / 94.25 x $126.39]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$77,252,292
Dividends from affiliated issuers	3,812,895
Income on securities loaned	578,986
Other	301,848
Foreign taxes withheld	(145,566)
Total investment income	$81,800,455
Expenses
Management fee	$68,872,048
Distribution and service fees	13,711,632
Shareholder servicing costs	8,464,867
Administrative services fee	290,050
Independent Trustees' compensation	81,341
Custodian fee	198,922
Shareholder communications	477,408
Audit and tax fees	35,995
Legal fees	99,300
Miscellaneous	532,879
Total expenses	$92,764,442
Fees paid indirectly	(70)
Reduction of expenses by investment adviser and distributor	(1,632,771)
Net expenses	$91,131,601
Net investment income (loss)	$(9,331,146)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$510,237,930
Affiliated issuers	(54,186)
Foreign currency	(22,185)
Net realized gain (loss)	$510,161,559
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,873,307,912
Affiliated issuers	15,827
Net unrealized gain (loss)	$1,873,323,739
Net realized and unrealized gain (loss)	$2,383,485,298
Change in net assets from operations	$2,374,154,152
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19
Change in net assets
From operations
Net investment income (loss)	$(9,331,146)	$(5,427,538)
Net realized gain (loss)	510,161,559	409,930,507
Net unrealized gain (loss)	1,873,323,739	4,217,460,471
Change in net assets from operations	$2,374,154,152	$4,621,963,440
Total distributions to shareholders	$(310,001,456)	$(745,802,326)
Change in net assets from fund share transactions	$3,349,421,987	$1,818,518,972
Total change in net assets	$5,413,574,683	$5,694,680,086
Net assets
At beginning of period	24,702,381,616	19,007,701,530
At end of period	$30,115,956,299	$24,702,381,616
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$117.66	$99.45	$92.03	$71.50	$73.58	$71.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.20)	$(0.15)	$(0.03)	$(0.08)(c)	$(0.03)
Net realized and unrealized gain (loss)	10.40	22.39	10.27	21.72	0.56	4.88
Total from investment operations	$10.25	$22.19	$10.12	$21.69	$0.48	$4.85
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.70)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$126.39	$117.66	$99.45	$92.03	$71.50	$73.58
Total return (%) (r)(s)(t)(x)	8.80(n)	23.50	11.26	30.79	0.72(c)	7.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.91	0.92	0.96	1.01(c)	1.01
Expenses after expense reductions (f)	0.87(a)	0.89	0.91	0.93	0.96(c)	0.96
Net investment income (loss)	(0.25)(a)	(0.19)	(0.15)	(0.04)	(0.11)(c)	(0.04)
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$7,144,464	$6,356,476	$5,237,495	$4,746,269	$4,281,060	$4,442,995
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$93.30	$80.30	$75.36	$59.19	$61.80	$60.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.47)	$(0.79)	$(0.72)	$(0.52)	$(0.50)(c)	$(0.47)
Net realized and unrealized gain (loss)	8.20	17.77	8.36	17.85	0.45	4.10
Total from investment operations	$7.73	$16.98	$7.64	$17.33	$(0.05)	$3.63
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.70)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$99.51	$93.30	$80.30	$75.36	$59.19	$61.80
Total return (%) (r)(s)(t)(x)	8.40(n)	22.57	10.43	29.81	(0.03)(c)	6.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.66	1.67	1.71	1.76(c)	1.76
Expenses after expense reductions (f)	1.62(a)	1.65	1.66	1.68	1.71(c)	1.71
Net investment income (loss)	(1.00)(a)	(0.94)	(0.90)	(0.79)	(0.86)(c)	(0.79)
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$138,913	$148,633	$143,299	$140,459	$126,174	$139,394
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$92.54	$79.68	$74.80	$58.76	$61.38	$60.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.46)	$(0.79)	$(0.72)	$(0.52)	$(0.50)(c)	$(0.48)
Net realized and unrealized gain (loss)	8.12	17.63	8.30	17.72	0.44	4.09
Total from investment operations	$7.66	$16.84	$7.58	$17.20	$(0.06)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.70)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$98.68	$92.54	$79.68	$74.80	$58.76	$61.38
Total return (%) (r)(s)(t)(x)	8.39(n)	22.57	10.43	29.80	(0.05)(c)	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.66	1.67	1.71	1.76(c)	1.76
Expenses after expense reductions (f)	1.63(a)	1.65	1.66	1.69	1.71(c)	1.71
Net investment income (loss)	(1.00)(a)	(0.95)	(0.91)	(0.79)	(0.86)(c)	(0.80)
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$732,761	$642,321	$571,273	$645,936	$573,516	$545,745
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$125.65	$105.67	$97.44	$75.45	$77.34	$74.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.06	$0.10	$0.19	$0.10(c)	$0.15
Net realized and unrealized gain (loss)	11.12	23.90	10.88	22.96	0.59	5.13
Total from investment operations	$11.12	$23.96	$10.98	$23.15	$0.69	$5.28
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$—	$(0.02)	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.75)	$(1.16)	$(2.58)	$(2.80)
Net asset value, end of period (x)	$135.25	$125.65	$105.67	$97.44	$75.45	$77.34
Total return (%) (r)(s)(t)(x)	8.94(n)	23.80	11.53	31.12	0.96(c)	7.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.66	0.67	0.71	0.76(c)	0.76
Expenses after expense reductions (f)	0.62(a)	0.65	0.67	0.69	0.71(c)	0.71
Net investment income (loss)	0.00(a)(w)	0.05	0.09	0.22	0.14(c)	0.21
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$8,329,328	$6,082,950	$4,281,671	$3,461,152	$4,077,839	$3,166,345
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$92.89	$79.97	$75.07	$58.96	$61.58	$60.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.47)	$(0.80)	$(0.73)	$(0.52)	$(0.50)(c)	$(0.48)
Net realized and unrealized gain (loss)	8.16	17.70	8.33	17.79	0.44	4.10
Total from investment operations	$7.69	$16.90	$7.60	$17.27	$(0.06)	$3.62
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.70)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$99.06	$92.89	$79.97	$75.07	$58.96	$61.58
Total return (%) (r)(s)(t)(x)	8.39(n)	22.56	10.42	29.82	(0.05)(c)	6.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.66	1.67	1.71	1.76(c)	1.76
Expenses after expense reductions (f)	1.63(a)	1.65	1.67	1.69	1.71(c)	1.71
Net investment income (loss)	(1.00)(a)	(0.95)	(0.91)	(0.79)	(0.87)(c)	(0.80)
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$25,812	$23,888	$18,657	$16,858	$12,305	$15,890
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$110.63	$93.99	$87.34	$68.08	$70.36	$68.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.28)	$(0.44)	$(0.38)	$(0.22)	$(0.24)(c)	$(0.20)
Net realized and unrealized gain (loss)	9.76	21.06	9.73	20.64	0.52	4.67
Total from investment operations	$9.48	$20.62	$9.35	$20.42	$0.28	$4.47
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.70)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$118.59	$110.63	$93.99	$87.34	$68.08	$70.36
Total return (%) (r)(s)(t)(x)	8.67(n)	23.18	10.97	30.46	0.46(c)	6.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.16	1.17	1.21	1.26(c)	1.26
Expenses after expense reductions (f)	1.13(a)	1.15	1.17	1.19	1.21(c)	1.21
Net investment income (loss)	(0.51)(a)	(0.45)	(0.41)	(0.29)	(0.37)(c)	(0.30)
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$168,055	$170,298	$167,295	$197,723	$169,378	$168,350
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$117.05	$98.96	$91.59	$71.17	$73.26	$71.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.21)	$(0.15)	$(0.03)	$(0.08)(c)	$(0.04)
Net realized and unrealized gain (loss)	10.34	22.28	10.22	21.61	0.55	4.87
Total from investment operations	$10.19	$22.07	$10.07	$21.58	$0.47	$4.83
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.70)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$125.72	$117.05	$98.96	$91.59	$71.17	$73.26
Total return (%) (r)(s)(t)(x)	8.80(n)	23.49	11.26	30.78	0.71(c)	7.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.91	0.92	0.96	1.01(c)	1.01
Expenses after expense reductions (f)	0.88(a)	0.90	0.92	0.94	0.96(c)	0.96
Net investment income (loss)	(0.25)(a)	(0.20)	(0.16)	(0.04)	(0.11)(c)	(0.05)
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$896,218	$836,994	$692,419	$690,689	$528,606	$475,700
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$122.13	$102.83	$94.92	$73.53	$75.42	$73.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.09	$0.18	$0.09(c)	$0.15
Net realized and unrealized gain (loss)	10.80	23.22	10.61	22.37	0.58	5.00
Total from investment operations	$10.81	$23.28	$10.70	$22.55	$0.67	$5.15
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.09)	$—	$—	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.79)	$(1.16)	$(2.56)	$(2.80)
Net asset value, end of period (x)	$131.42	$122.13	$102.83	$94.92	$73.53	$75.42
Total return (%) (r)(s)(t)(x)	8.94(n)	23.80	11.53	31.11	0.96(c)	7.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.66	0.67	0.71	0.76(c)	0.76
Expenses after expense reductions (f)	0.62(a)	0.65	0.67	0.69	0.71(c)	0.71
Net investment income (loss)	0.01(a)	0.05	0.09	0.21	0.13(c)	0.21
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$1,536,952	$1,090,857	$965,078	$898,023	$667,609	$505,125
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	5/31/20 (unaudited)	11/30/19	11/30/18	11/30/17	11/30/16	11/30/15
Net asset value, beginning of period	$126.09	$105.93	$97.68	$75.57	$77.45	$74.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.20	$0.26	$0.17(c)	$0.22
Net realized and unrealized gain (loss)	11.17	23.97	10.91	23.01	0.59	5.14
Total from investment operations	$11.22	$24.14	$11.11	$23.27	$0.76	$5.36
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.16)	$—	$(0.08)	$—
From net realized gain	(1.52)	(3.98)	(2.70)	(1.16)	(2.56)	(2.80)
Total distributions declared to shareholders	$(1.52)	$(3.98)	$(2.86)	$(1.16)	$(2.64)	$(2.80)
Net asset value, end of period (x)	$135.79	$126.09	$105.93	$97.68	$75.57	$77.45
Total return (%) (r)(s)(t)(x)	8.99(n)	23.92	11.63	31.23	1.06(c)	7.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.57	0.58	0.61	0.66(c)	0.66
Expenses after expense reductions (f)	0.54(a)	0.56	0.57	0.59	0.61(c)	0.62
Net investment income (loss)	0.09(a)	0.15	0.19	0.29	0.24(c)	0.29
Portfolio turnover	13(n)	11	18	21	24	35
Net assets at end of period (000 omitted)	$11,143,454	$9,349,964	$6,930,516	$5,883,569	$2,442,334	$2,447,418

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$29,447,682,086	$—	$—	$29,447,682,086
Mutual Funds	1,067,402,531	—	—	1,067,402,531
Total	$30,515,084,617	$—	$—	$30,515,084,617
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $15,514,508. The fair value of the fund's investment securities on loan and a related liability of $15,812,462 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of

Notes to Financial Statements (unaudited) - continued
securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/19
Long-term capital gains	$745,802,326
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/20
Cost of investments	$15,891,891,580
Gross appreciation	14,645,168,414
Gross depreciation	(21,975,377)
Net unrealized appreciation (depreciation)	$14,623,193,037
As of 11/30/19
Undistributed long-term capital gain	382,858,098
Late year ordinary loss deferral	(6,951,415)
Other temporary differences	(4,586)
Net unrealized appreciation (depreciation)	12,749,869,298
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) - continued
approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/20	Year ended 11/30/19
Class A	$81,948,334	$209,637,918
Class B	2,406,768	7,086,294
Class C	10,537,978	28,415,129
Class I	74,231,960	163,352,657
Class R1	388,944	949,070
Class R2	2,355,175	6,935,306
Class R3	10,767,897	28,470,169
Class R4	13,577,447	37,036,302
Class R6	113,786,953	263,919,481
Total	$310,001,456	$745,802,326
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.60%
In excess of $5 billion and up to $10 billion	0.55%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $30 billion	0.45%
In excess of $30 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended May 31, 2020, this management fee reduction amounted to $1,394,746, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,246,476 for the six months ended May 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$ 8,141,741
Class B	0.75%	0.25%	1.00%	1.00%	703,425
Class C	0.75%	0.25%	1.00%	1.00%	3,297,697
Class R1	0.75%	0.25%	1.00%	1.00%	120,362
Class R2	0.25%	0.25%	0.50%	0.50%	410,809
Class R3	—	0.25%	0.25%	0.25%	1,037,598
Total Distribution and Service Fees					$13,711,632
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended May 31, 2020, this rebate amounted to $234,287, $2,287, $996, $17, and $438 for Class A, Class B, Class C, Class R1, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2020, were as follows:
Amount
Class A	$43,279
Class B	71,940
Class C	38,785
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2020, the fee was $884,768, which equated to 0.0067% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,580,099.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.0022% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $753 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,325 at May 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $17,855,334 and $26,200,469, respectively. The sales transactions resulted in net realized gains (losses) of $17,841,217.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended May 31, 2020, this reimbursement amounted to $301,848, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended May 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $6,335,778,946 and $3,344,215,045, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/20		Year ended 11/30/19
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,441,529	$748,726,676	7,234,087	$755,939,828
Class B	16,890	1,537,216	133,239	10,610,403
Class C	1,301,843	117,674,626	1,290,763	106,550,580
Class I	20,958,028	2,593,408,172	16,937,211	1,903,776,667
Class R1	40,094	3,769,717	78,603	6,533,909
Class R2	230,506	25,068,062	312,980	30,365,172
Class R3	1,255,442	145,713,186	2,752,312	284,717,444
Class R4	3,975,692	510,260,264	1,866,503	197,881,959
Class R6	18,181,881	2,287,561,092	19,111,009	2,163,046,133
	52,401,905	$6,433,719,011	49,716,707	$5,459,422,095
Shares issued to shareholders in reinvestment of distributions
Class A	641,487	$75,541,600	2,108,349	$192,435,087
Class B	24,971	2,323,275	93,999	6,847,208
Class C	98,330	9,071,931	339,023	24,509,479
Class I	535,256	67,377,971	1,519,237	147,981,392
Class R1	4,198	388,866	13,035	949,064
Class R2	19,828	2,193,340	71,227	6,120,485
Class R3	91,923	10,767,803	313,442	28,469,697
Class R4	108,205	13,234,575	381,314	36,020,551
Class R6	863,581	109,096,216	2,601,106	253,816,804
	2,387,779	$289,995,577	7,440,732	$697,149,767
Shares reacquired
Class A	(4,580,185)	$(528,729,944)	(7,984,211)	$(832,781,900)
Class B	(238,941)	(21,881,905)	(418,768)	(34,985,463)
Class C	(915,842)	(82,576,321)	(1,858,354)	(153,647,614)
Class I	(8,320,004)	(1,019,225,554)	(10,564,205)	(1,180,239,923)
Class R1	(40,897)	(3,757,881)	(67,775)	(5,755,630)
Class R2	(372,557)	(40,501,599)	(624,832)	(61,178,903)
Class R3	(1,369,549)	(158,114,993)	(2,911,879)	(306,575,149)
Class R4	(1,320,353)	(157,615,041)	(2,701,385)	(292,339,307)
Class R6	(11,133,047)	(1,361,889,363)	(12,983,958)	(1,470,549,001)
	(28,291,375)	$(3,374,292,601)	(40,115,367)	$(4,338,052,890)

Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/20		Year ended 11/30/19
	Shares	Amount	Shares	Amount
Net change
Class A	2,502,831	$295,538,332	1,358,225	$115,593,015
Class B	(197,080)	(18,021,414)	(191,530)	(17,527,852)
Class C	484,331	44,170,236	(228,568)	(22,587,555)
Class I	13,173,280	1,641,560,589	7,892,243	871,518,136
Class R1	3,395	400,702	23,863	1,727,343
Class R2	(122,223)	(13,240,197)	(240,625)	(24,693,246)
Class R3	(22,184)	(1,634,004)	153,875	6,611,992
Class R4	2,763,544	365,879,798	(453,568)	(58,436,797)
Class R6	7,912,415	1,034,767,945	8,728,157	946,313,936
	26,498,309	$3,349,421,987	17,042,072	$1,818,518,972
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund and the MFS Moderate Allocation Fund were the owners of record of approximately 2% and 2% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Managed Wealth Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2020, the fund’s commitment fee and interest expense were $62,019 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$584,303,556	$3,132,003,570	$2,664,678,698	$(54,186)	$15,827	$1,051,590,069

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,812,895	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for the series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT .

(3)   Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2020

*	Print name and title of each signing officer under his or her signature.